Commissions and Expenses - Summary of Commissions and Expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of commissions and expenses [line items]
Commissions	€ 2,661	€ 2,929	€ 3,313
Employee expenses	2,234	2,287	2,280
Administration expenses	1,424	1,273	1,278
Deferred expenses	(980)	(1,203)	(1,533)
Amortization of deferred expenses	543	880	1,143
Amortization of VOBA and future servicing rights	43	184	117
Total	5,925	6,351	€ 6,598
Aegon N.V [member]
Disclosure of commissions and expenses [line items]
Employee expenses	80	80
Administration expenses	78	73
Cost sharing	(76)	(85)
Total	€ 82	€ 68